Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of Shareholders' Equity
Shareholders` equity is as follows:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Shareholders’ equity
Common Shares	9.1	9.1
Preference Shares	93.0	93.0
Paid-in surplus and retained earnings	261.6	550.7
Currency translation adjustment and other reserves	120.0	19.8

Total shareholders’ equity	483.7	672.5